Accounts payable and accrued liabilities - Additional Information (Detail) - USD ($)	Mar. 09, 2020	Dec. 31, 2019	Oct. 04, 2019	Dec. 31, 2018
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 11,412,896		$ 6,447,888
Loss contingency claim value	$ 4,000,000		$ 5,000,000
Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		2,889,626
Research And Development Suppliers [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		10,049,622
Legal And Insurance Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 560,904